Selected Quarterly Financial Results (Tables)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Results (unaudited) [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

(in millions)	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net Sales Detail:
Corporate:
Medium/Large	$1,089.6	$1,124.7	$1,055.7	$1,178.5
Small Business	273.2	269.7	257.1	264.3
Total Corporate	1,362.8	1,394.4	1,312.8	1,442.8
Public:
Government	262.6	318.0	408.6	404.9
Education	221.7	349.5	394.7	226.4
Healthcare	333.3	372.9	360.4	370.0
Total Public	817.6	1,040.4	1,163.7	1,001.3
Other	138.8	149.9	146.8	156.9
Net sales	$2,319.2	$2,584.7	$2,623.3	$2,601.0
Gross profit	$384.6	$426.9	$432.7	$425.4
Income from operations	$103.6	$136.4	$139.7	$130.9
Net income	$10.9	$36.8	$38.0	$33.3

(in millions)	2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net Sales Detail:
Corporate:
Medium/Large	$1,022.9	$1,075.0	$1,070.6	$1,118.6
Small Business	256.4	263.4	259.7	267.8
Total Corporate	1,279.3	1,338.4	1,330.3	1,386.4
Public:
Government	231.9	296.1	388.1	427.4
Education	214.6	343.3	415.7	224.1
Healthcare	277.4	311.8	319.3	307.5
Total Public	723.9	951.2	1,123.1	959.0
Other	126.4	122.5	128.0	133.9
Net sales	$2,129.6	$2,412.1	$2,581.4	$2,479.3
Gross profit	$350.4	$400.8	$420.0	$412.3
Income from operations	$91.7	$128.2	$139.7	$111.1
Net (loss) income	$(4.2)	$(34.8)	$37.1	$19.0